Fair Value - Rollforward of Aggregate Fair Value of Contingent Consideration (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
Fair Value Disclosures [Abstract]
Balance	$ 213	$ 582	$ 652		$ 652	$ 991	$ 991	$ 1,393
Payment of contingent consideration	(51)	(42)	(47)				(409)	(494)
Change in fair value	(8)	327	23	$ (15)	342	$ (53)	70	92
Balance	$ 170	$ 213	$ 582		$ 170		$ 652	$ 991